Deferred Tax Assets and Liabilities - Analysis of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 38,998	¥ 32,628
Deferred tax liabilities	(1,668)	(1,388)
After 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,647	3,519
Deferred tax liabilities	(1,420)	(857)
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	35,351	29,109
Deferred tax liabilities	¥ (248)	¥ (531)